Investment properties (Details 4) - Shopping Malls [Member] - Level 3 [Member] - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Discount rate	15.40%	15.25%	14.53%
Discount rate, increase	$ (15,160)	$ (13,958)	$ (17,339)
Discount rate, decrease	$ 16,094	$ 14,950	$ 18,647
Discount perpetually rate	14.11%	14.20%	14.53%
Discount perpetually rate, increase	$ (30,621)	$ (32,873)	$ (29,626)
Discount perpetually rate, decrease	$ 38,032	$ 40,463	$ 36,540
Growth rate	2.40%	2.40%	2.40%
Growth rate, increase	$ 20,875	$ 24,930	$ 21,114
Growth rate, decrease	(17,589)	(21,036)	(17,893)
Increase in inflation	33,239	89,360	84,226
Decrease in inflation	(31,932)	(81,621)	(69,714)
Devaluation, increase	(60,279)	(59,749)	(62,138)
Devaluation, decrease	$ 66,307	$ 65,724	$ 75,944